RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income Received or Prepayment of Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1,322	$ 1,846
Melco's subsidiary and its associated company [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,312	1,744
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 10	$ 102